Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2018	May 13, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Clarivate Analytics Plc
Entity Central Index Key	0001764046
Document Type	20-F
Document Period End Date	May 13, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		305,249,999
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	true
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY